Risk Management and Report (Details) - Schedule of Credit Risk Exposure Per Balance Sheet Item, Including Derivatives, Detailed by Both Geographic Region and Industry Sector - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Cash and Due from Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	$ 2,464,648		$ 2,764,884
Cash and Due from Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	590,426		384,230
Cash and Due from Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,874,222		2,380,654
Cash and Due from Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,464,648		2,764,884
Cash and Due from Banks [Member] | Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,536,512		1,448,441
Cash and Due from Banks [Member] | United States [Member]
Credit Risk Exposure [Line Items]
Financial Assets	811,198		1,227,305
Cash and Due from Banks [Member] | England [Member]
Credit Risk Exposure [Line Items]
Financial Assets	27,492		24,982
Cash and Due from Banks [Member] | Brazil [Member]
Credit Risk Exposure [Line Items]
Financial Assets	9		8
Cash and Due from Banks [Member] | Others Currency [Member]
Credit Risk Exposure [Line Items]
Financial Assets	89,437		64,148
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,035,540		2,960,706
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets	243
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,866,896		2,685,167
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	19,162		40,749
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	17,657		22,100
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets	132		124
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	17,498		12,301
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	8,211		12,787
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,612		3,872
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	25,190		16,332
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets	16,503		17,532
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	61,436		149,742
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,035,540		2,960,706
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,363,624		3,433,745
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,799,442		3,019,487
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	227,871		39,805
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	336,311		374,453
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,363,624		3,433,745
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	409,328		257,325
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	409,328		257,325
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	409,328		257,325
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	871,685		1,358,804
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,363,624		3,433,745
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	408,654		253,457
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	73,508		70,516
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	630		3,783
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	885,777		1,186,872
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	204,570		344,514
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	44		85
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	212,639	[1]	566,050	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	124,808		372,637
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	15,853		28,966
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	6,396		12,435
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets	132		124
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,834		2,153
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,529		8,456
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3		18
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,074		144
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,589		1,602
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	57,421		139,515
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	212,639		566,050
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	129,760	[1]	316,204	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	13,712	[1]	38,355	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	27,450	[1]	91,832	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[1]		[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	41,717	[1]	119,659	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,818,155	[3]	2,389,577	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets	243
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,739,380		2,311,655
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,610		9,770
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	10,797		9,123
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	15,664		10,148
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,848		4,236
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,609		3,848
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	24,116		16,166
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets	14,914		14,493
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,974		10,138
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,818,155		2,389,577
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	739,444	[3]	1,037,521	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	59,478	[3]	32,161	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	856,718	[3]	1,095,040	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[3]		[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	162,515	[3]	224,855	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,435		2,321
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,899		123
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	422		601
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	252		61
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	834		90
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets			6
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets			1
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets			1,437
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	28		2
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,435		2,321
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,939		2,321
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	248
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	955
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	293
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,311		2,758
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	809		752
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	277		1,412
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	212		481
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets			5
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets			21
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	13		87
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,311		2,758
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	542		2,758
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	70
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	654
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	45
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,027,313		3,059,292
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,799,442		3,019,487
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	227,871		39,805
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,027,313		3,059,292
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,027,313		3,059,292
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	336,311		374,453
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	336,311		374,453
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	336,311		374,453
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	336,311		374,453
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	405,752		250,337
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	405,752		250,337
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	405,752		250,337
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	405,752		250,337
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,543		5,618
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,543		5,618
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,543		5,618
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,058		2,357
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	485		3,261
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,033		1,370
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,033		1,370
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,033		1,370
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	844		763
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	145		522
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	44		85
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,786,525		3,967,392
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	473,642
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,364,010		2,258,857
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,664,513		1,680,867
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	17,791		13,591
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	12,507		4,934
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,277
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,837		4,639
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets			4,504
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets	241,948
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,786,525		3,967,392
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,912		6,545
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,912		6,545
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,912		6,545
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	49,065		27,077
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	49,065		27,077
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	49,065		27,077
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,579,317		3,799,765
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	10,601		5,700
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets			118
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	207,208		167,627
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,975		18,368
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	18,712		8,142
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,311		845
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	18,378		449
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	49,065		27,077
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	49,065		27,077
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	49,065		27,077
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets			118
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,975		18,368
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	18,712		8,142
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	18,378		449
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,837,652		2,258,857
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	473,642
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,364,010		2,258,857
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,837,652		2,258,857
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,837,652		2,258,857
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,741,665		1,540,908
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,457,305		1,513,240
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	17,791		13,591
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	12,507		4,934
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,277
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,837		4,639
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets			4,504
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets	241,948
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,741,665		1,540,908
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,741,665		1,540,908
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	207,208		167,627
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	207,208		167,627
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	207,208		167,627
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	207,208		167,627
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	10,601		5,700
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	10,601		5,700
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	10,601		5,700
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	10,601		5,700
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,311		845
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,311		845
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,311		845
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,311		845
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,431,141		902,355
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	507,261
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	923,880		902,355
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,431,141		902,355
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,519,931		2,174,792
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,100,933		1,801,100
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	418,998		373,692
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,519,931		2,174,792
Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	37,651,274		36,726,297
Financial assets at amortized cost [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,431,141		902,355
Financial assets at amortized cost [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,100,933		1,801,100
Financial assets at amortized cost [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	37,630,017		36,696,753
Financial assets at amortized cost [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	436		18,679
Financial assets at amortized cost [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	205,362		182,320
Financial assets at amortized cost [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	213,200		172,693
Financial assets at amortized cost [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	21,257		29,544
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,431,141		902,355
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	507,261
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	923,880		902,355
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,431,141		902,355
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,431,141		902,355
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by Resale Agreements and Securities Lending [Member]
Credit Risk Exposure [Line Items]
Financial Assets	71,822		54,061
Financial assets at amortized cost [Member] | Rights by Resale Agreements and Securities Lending [Member] | Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	71,822		54,061
Financial assets at amortized cost [Member] | Rights by Resale Agreements and Securities Lending [Member] | United States [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by Resale Agreements and Securities Lending [Member] | England [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by Resale Agreements and Securities Lending [Member] | Brazil [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by Resale Agreements and Securities Lending [Member] | Others Currency [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,100,933		1,801,100
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,100,933		1,801,100
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,100,933		1,801,100
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,100,933		1,801,100
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	418,998	[5]	373,692	[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	418,998
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	418,998
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets			373,692
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets			373,692
Financial assets at amortized cost [Member] | Foreign banks [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[5]		[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[5]		[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	436	[5]	18,679	[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	205,362	[5]	182,320	[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	213,200	[5]	172,693	[6]
Financial assets at amortized cost [Member] | Commercial loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	20,030,044		20,308,745
Financial assets at amortized cost [Member] | Commercial loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	20,008,787		20,279,201
Financial assets at amortized cost [Member] | Commercial loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	21,257		29,544
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	12,310,768		11,422,322
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	12,310,768		11,422,322
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,310,462		4,995,230
Financial assets at amortized cost [Member] | Consumer loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,310,462		4,995,230
Financial assets at amortized cost [Member] | Consumer loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	54,329	[7]	43,116
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]	469
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	15,189	[7]	7,950
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,304	[7]	2,526
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	$ 71,822	[7]	$ 54,061

[1]	Others includes: France Ch$33,034 million and Spain Ch$7 million.
[2]	Others includes: France Ch$92,885 million and Spain Ch$18,923 million.
[3]	Others includes: France Ch$38,199 million and Spain Ch$31,881 million.
[4]	Others includes: France Ch$62,731 million and Spain Ch$45,189 million.
[5]	Others includes: China Ch$109,229 million.
[6]	Others includes: China Ch$65,362 million.
[7]	Economic activity of Loans and accounts receivable from customers disclosed in Note No. 11 e).